SEGMENT REPORTING (Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment reporting [Line Items]
Net Sales by Segment	$ 129,420	$ 164,439	$ 186,728
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit/(loss) by Segment	22,128	40,220	68,158
Gross profit/(loss) by Segment (as a percent)	17.00%	24.00%	37.00%
Segment Margin	7,666	20,898	30,765
General and Corporate	(21,739)	(34,131)	(60,308)
Operating loss	(14,073)	(13,233)	(29,543)
Equipment [Member]
Segment reporting [Line Items]
Net Sales by Segment	105,988	141,138	160,688
Net Sales by Segment (as a percent)	82.00%	86.00%	86.00%
Gross profit/(loss) by Segment	21,000	41,250	64,835
Gross profit/(loss) by Segment (as a percent)	20.00%	29.00%	40.00%
Segment Margin	6,583	24,047	34,661
Equipment Based Services [Member]
Segment reporting [Line Items]
Net Sales by Segment	23,432	23,301	25,784
Net Sales by Segment (as a percent)	18.00%	14.00%	14.00%
Gross profit/(loss) by Segment	1,128	(1,030)	3,546
Gross profit/(loss) by Segment (as a percent)	5.00%	(4.00%)	14.00%
Segment Margin	1,105	(1,037)	3,524
Operational Support Services [Member]
Segment reporting [Line Items]
Net Sales by Segment			256
Net Sales by Segment (as a percent)	0.00%	0.00%	0.00%
Gross profit/(loss) by Segment			(223)
Gross profit/(loss) by Segment (as a percent)	0.00%	0.00%	(87.00%)
Segment Margin	$ (22)	$ (2,112)	$ (7,420)